Average Annual Total Returns		12 Months Ended	18 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		24.58%	17.24%
Performance Inception Date	Jun. 25, 2024
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.47%	17.11%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.64%	13.26%
MSCI World Index
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	17.84%